Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies

6. Commitments and Contingencies

Lease Commitments

The Company leases office space and other equipment under noncancelable operating leases that expire through fiscal year 2016. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the three months ended June 30, 2012 and 2011 was $120,000 and $160,000, respectively.

Future minimum lease payments under the noncancelable operating lease as of June 30, 2012 are as follows (in thousands):

Lease Payments
Nine Months Ending March 31, 2013	$412
Fiscal Year Ending March 31:
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,008

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of June 30, 2012, the Company’s purchase commitments totaled $13.1 million, which will substantially be incurred within a year.

The Company has an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015. The expense is included in selling, general and administrative expenses in the condensed consolidated statements of operations.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

7.	Commitments and Contingencies

Lease Commitments

The Company leases office space and other equipment under noncancelable operating leases that expire through fiscal year 2016. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the years ended March 31, 2012, 2011and 2010 was approximately $480,000, $309,000 and $215,000, respectively.

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of March 31, 2012, the Company’s purchase commitments totaled $10.0 million, which will substantially be incurred in fiscal 2013.

In September 2011, the Company entered into an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015.

In November 2011, the Company entered into an agreement with one of its contract manufacturers for the purchase of product formulas for a purchase price of $2.0 million. The agreement requires annual payments of at least $150,000 in each of the first six years of the agreement with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.